UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     1294203


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
BankUnited Fincl May 20 PutsOPTION              06652B953       36      374     X    SOLE                      374
BankUnited Finl Corp        OPTION              06652B103       78      399     X    SOLE                      399
Firstfed Financial Corp     OPTION              337907109       90      402     X    SOLE                      402
Downey Financial May 60 Put OPTION              261018955       94      482     X    SOLE                      482
Kraft Foods Inc             COMMON              50075N104       25      798     X    SOLE                      798
United Financial Bancorp    COMMON              91030R103       21     1381     X    SOLE                     1381
Leap Wireless April 60 Put  OPTION              521863958       52     1483     X    SOLE                     1483
Grace June 22.5 Put         OPTION              38388F958      240     2448     X    SOLE                     2448
Apple Oct 80 Calls          OPTION              037833900     6134     4089     X    SOLE                     4089
Apple Oct 80 Calls          OPTION              037833900     7723     4108     X    SOLE                     4108
Apple Oct 80 Put            OPTION              037833950     1786     5103     X    SOLE                     5103
TXU April 50 Call           OPTION              873168908      551     6125     X    SOLE                     6125
Harrah Entrmt Jan 08 80 CallOPTION              413619907     9749     6414     X    SOLE                     6414
Harrah Entrmt Jan 08 80 CallOPTION              413619907     5750     6845     X    SOLE                     6845
AMR Corp. April 30 Puts     OPTION              001765956      892     7435     X    SOLE                     7435
Crystal River Capital Inc   COMMON              229393301      210     7826     X    SOLE                     7826
Apple Oct 80 Calls          OPTION              037833900      479    11972     X    SOLE                    11972
Apple Oct 80 Calls          OPTION              037833900     5148    11972     X    SOLE                    11972
ROTECH HEALTHCARE INC       COMMON              778669101       65    21697     X    SOLE                    21697
Allied Defense Grp Rstrctd  COMMON              019118108      222    26175     X    SOLE                    26175
Nasdaq Stock Market         COMMON              631103108     2435    68831     X    SOLE                    68831
OMI Corp                    COMMON              Y6476W104     2154    80184     X    SOLE                    80184
Winthrop Realty Trust       COMMON              976391102      661    99929     X    SOLE                    99929
Martin Marietta Materials   COMMON              573284106    17666   130665     X    SOLE                   130665
GRUBB & ELLIS RLTY ADVSRS   COMMON              400096103      771   135342     X    SOLE                   135342
Continental Airlines - B    COMMON              210795308     5093   139957     X    SOLE                   139957
Temple Inland Inc           COMMON              879868107     8418   140918     X    SOLE                   140918
COMCAST CORP                COMMON              20030N101     3832   147662     X    SOLE                   147662
Giant Industries            COMMON              374508109    12210   161400     X    SOLE                   161400
Crystal River Capital Inc   COMMON              229393301     4342   161780     X    SOLE                   161780
GENERAL FINANCE CORP        WARRANT             369822119      268   197054     X    SOLE                   197054
Texas Industries Inc        COMMON              882491103    16418   217369     X    SOLE                   217369
FREEDOM ACQSITION HLDGS     COMMON              35645F103     2081   217689     X    SOLE                   217689
FREEDOM ACQSITION HLDGS     WARRANT             35645F111      294   217689     X    SOLE                   217689
Swift Transportation Co.    COMMON              870756103     7021   225320     X    SOLE                   225320
Union Street Acquisition    COMMON              908536105     1933   262634     X    SOLE                   262634
Union Street Acquisition    WARRANT             908536113      158   262634     X    SOLE                   262634
Visteon Corp                COMMON              92839U107     2272   266034     X    SOLE                   266034
Transforma Acquisition GroupCOMMON              89366E100     2044   272111     X    SOLE                   272111
Transforma Acquisition GroupWARRANT             89366E118      297   272111     X    SOLE                   272111
General Finance Corp        COMMON              369822101     2145   286052     X    SOLE                   286052
Altria Group Inc            COMMON              02209S103    21402   313721     X    SOLE                   313721
Southern Union Co           COMMON              844030106    10211   336013     X    SOLE                   336013
GRUBB&ELLIS RLTY ADVSRS     WARRANT             400096111      154   358020     X    SOLE                   358020
Leap Wireless Intl Inc      COMMON              521863308    23778   360384     X    SOLE                   360384
Lone Star Technologies      COMMON              542312103    26415   400043     X    SOLE                   400043
Alltel Corp                 COMMON              020039103    24857   400925     X    SOLE                   400925
Applebee's International    COMMON              037899101     9935   400925     X    SOLE                   400925
Northwestern Corp.          COMMON              668074305    14255   402349     X    SOLE                   402349
CHURCHILL VENTURES LTD      COMMON              17157P208     3317   413042     X    SOLE                   413042
MGIC Investment Corp        COMMON              552848103    27471   466242     X    SOLE                   466242
Alcan Inc                   COMMON              013716105    24773   474571     X    SOLE                   474571
HUB International Ltd       COMMON              44332P101    21175   508046     X    SOLE                   508046
Resource America Inc        COMMON              761195205    13694   579497     X    SOLE                   579497
WR Grace & Co.              COMMON              38388F108    17370   657446     X    SOLE                   657446
Trump Entertainment Resorts COMMON              89816T103    12020   665213     X    SOLE                   665213
Apple Inc                   COMMON              037833100    70811   762144     X    SOLE                   762144
Lamson & Sessions Co        COMMON              513696104    22304   802577     X    SOLE                   802577
Adesa Inc                   COMMON              00686U104    22234   804719     X    SOLE                   804719
Sabre Holdings Corp         COMMON              785905100    26364   805020     X    SOLE                   805020
Alcoa Inc                   COMMON              013817101    27371   807403     X    SOLE                   807403
Realogy Corporation         COMMON              75605E100    47710  1611279     X    SOLE                  1611279
SERVICEMASTER CO            COMMON              81760N109    29673  1928045     X    SOLE                  1928045
Novelis Inc                 COMMON              67000X106    88180  1999083     X    SOLE                  1999083
Annaly Capital Management   COMMON              035710409    39810  2571677     X    SOLE                  2571677
Harrah's Entertainment Inc  COMMON              413619107   220857  2615244     X    SOLE                  2615244
Clear Channel Communication COMMON              184502102   109879  3135825     X    SOLE                  3135825
TXU Corp                    COMMON              873168108   206325  3218792     X    SOLE                  3218792